Other current and non-current assets - Other current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Jun. 30, 2025
Other current and non-current assets
Right of return assets	€ 46,372	€ 51,373
Current VAT receivables	14,812	3,223
Prepaid expenses	22,495	20,852
Receivables from payment service providers	9,351	9,033
Advance payments	24,515	10,043
DDP duty drawbacks	44,838	9,722
Other current assets	21,615	23,336
Current tax receivables	8,346	7,183
Net investment in sublease - current	3,870
Total other current assets	€ 196,214	€ 134,766